Schedule of Property Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, net	$ 343,412	$ 400,508
Office Equipment and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	603,947	599,959
Less: accumulated amortization	522,997	480,754
Property, plant and equipment, net	80,950	119,205
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	292,723	190,787
Less: accumulated amortization	172,124	149,317
Property, plant and equipment, net	120,599	41,470
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	667,979	667,979
Less: accumulated amortization	526,117	428,146
Property, plant and equipment, net	$ 141,863	$ 239,833